Intangible Assets - Summary of Intangible Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018		Mar. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	£ 15,029		£ 15,450
Acquisitions	11
Exchange differences	(100)		145
Ending balance	14,447	[1]	15,029
Gross Carrying Amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	20,617		19,921
Acquisitions	17		5
Additions	642		621
Disposals and adjustments	(474)		(152)
Transfers			(4)
Exchange differences	(100)		226
Ending balance	20,702		20,617
Accumulated Depreciation and Amortisation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	5,588		4,471
Charge for the year	1,123		1,180
Disposals and adjustments	(465)		(121)
Exchange differences	9		58
Ending balance	6,255		5,588
Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	8,034
Ending balance	7,945		8,034
Goodwill [Member] | Gross Carrying Amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	8,034		7,907
Acquisitions	14		5
Disposals and adjustments	(3)		(23)
Exchange differences	(100)		145
Ending balance	7,945		8,034
Customer Relationships and Brands [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	2,609
Ending balance	2,219		2,609
Customer Relationships and Brands [Member] | Gross Carrying Amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	3,422		3,401
Exchange differences	(12)		21
Ending balance	3,410		3,422
Customer Relationships and Brands [Member] | Accumulated Depreciation and Amortisation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	813		418
Charge for the year	379		383
Exchange differences	(1)		12
Ending balance	1,191		813
Telecoms Licences and Other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	2,665
Ending balance	2,530		2,665
Telecoms Licences and Other [Member] | Gross Carrying Amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	2,945		2,930
Acquisitions	3
Disposals and adjustments	(3)
Exchange differences	6		15
Ending balance	2,951		2,945
Telecoms Licences and Other [Member] | Accumulated Depreciation and Amortisation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	280		131
Charge for the year	141		140
Disposals and adjustments	(3)
Exchange differences	3		9
Ending balance	421		280
Internally Developed Software [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	1,170
Ending balance	1,142		1,170
Internally Developed Software [Member] | Gross Carrying Amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	4,363		4,073
Additions	517		483
Disposals and adjustments	(55)		(131)
Transfers			(66)
Exchange differences	(3)		4
Ending balance	4,822		4,363
Internally Developed Software [Member] | Accumulated Depreciation and Amortisation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	3,193		2,747
Charge for the year	525		556
Disposals and adjustments	(36)		(114)
Exchange differences	(2)		4
Ending balance	3,680		3,193
Purchased Software [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	551
Ending balance	611		551
Purchased Software [Member] | Gross Carrying Amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	1,853		1,610
Additions	125		138
Disposals and adjustments	(413)		2
Transfers			62
Exchange differences	9		41
Ending balance	1,574		1,853
Purchased Software [Member] | Accumulated Depreciation and Amortisation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	1,302		1,175
Charge for the year	78		101
Disposals and adjustments	(426)		(7)
Exchange differences	9		33
Ending balance	£ 963		£ 1,302

[1]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the Condensed consoliated financial statements.